First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 86.4%
	Collateralized Mortgage Obligations — 38.6%
	Federal Home Loan Mortgage Corporation
$1,158,046	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,071,446
1,208,369	Series 2014-4316, Class BZ	3.00%	03/15/44	1,072,077
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,058,192
1,065,848	Series 2018-4798, Class GZ	4.00%	06/15/48	1,009,381
1,049,751	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	5.91%	09/25/49	1,019,476
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	307,864
	Federal National Mortgage Association
1,387,726	Series 2012-134, Class ZC	2.50%	12/25/42	1,058,560
1,110,441	Series 2014-12, Class ZB	3.00%	03/25/39	1,014,188
415,676	Series 2015-89, Class CZ	4.00%	08/25/45	385,290
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,041,608
	Government National Mortgage Association
242,885	Series 2023-83, Class CA	5.00%	11/20/60	242,440
	Seasoned Loans Structured Transaction Trust
426,284	Series 2019-3, Class A1C	2.75%	11/25/29	394,511
628,824	Series 2021-1, Class A1D	2.00%	05/26/31	570,163
				10,245,196
	Commercial Mortgage-Backed Securities — 17.1%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (b)	1.84%	05/27/33	371,429
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
121,323	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	5.89%	10/25/28	120,846
3,252,011	Series 2020-K110, Class X1, IO (c)	1.81%	04/25/30	261,998
7,700,000	Series 2020-K740, Class XAM, IO (c)	1.19%	10/25/27	270,044
8,000,000	Series 2021-K129, Class XAM, IO (c)	1.32%	05/25/31	579,656
22,258,986	Series 2021-KG05, Class X1, IO (c)	0.40%	01/25/31	397,873
1,000,000	Series 2023-K751, Class A2	4.41%	03/25/30	1,000,073
1,000,000	Series 2023-KJ47, Class A2	5.43%	06/25/31	1,032,879
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (c) (d)	4.44%	10/25/25	486,825
				4,521,623
	Pass-Through Securities — 30.7%
	Federal Home Loan Mortgage Corporation
465,860	Pool SD4005	4.00%	12/01/49	449,268
150,006	Pool U90690	3.50%	06/01/42	138,414
485,584	Pool ZL8982	3.50%	01/01/45	452,371
487,465	Pool ZS9446	3.50%	08/01/45	456,201
967,934	Pool ZS9776	3.50%	08/01/46	901,188
	Federal National Mortgage Association
697,902	Pool 310208	3.00%	03/01/48	611,374
499,163	Pool 310211	3.50%	07/01/48	454,863
1,488,965	Pool AS7738	3.00%	08/01/46	1,312,628
1,082,358	Pool AS7749	3.50%	08/01/46	998,726
466,648	Pool BM6732	4.00%	11/01/48	441,323
483,383	Pool BM7079	4.00%	10/01/48	460,499
500,381	Pool BM7129	3.00%	01/01/47	452,318

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$1,017,422	Pool FS3541	3.50%	08/01/52	$926,864
98,000	Pool TBA	4.00%	03/15/54	92,279
				8,148,316
	Total U.S. Government Agency Mortgage-Backed Securities			22,915,135
	(Cost $22,420,825)
U.S. GOVERNMENT BONDS AND NOTES — 13.3%
500,000	U.S. Treasury Bond	4.00%	11/15/42	480,127
100,000	U.S. Treasury Bond	3.00%	05/15/45	81,262
135,000	U.S. Treasury Bond	3.00%	11/15/45	109,239
500,000	U.S. Treasury Bond	4.00%	11/15/52	480,488
400,000	U.S. Treasury Note	4.25%	09/30/24	398,044
1,000,000	U.S. Treasury Note	4.50%	11/30/24	996,720
1,000,000	U.S. Treasury Note	4.63%	02/28/25	999,388
	Total U.S. Government Bonds and Notes			3,545,268
	(Cost $3,523,265)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.5%
	Capital Markets — 0.5%
1,300	iShares 20+ Year Treasury Bond ETF	125,658
	(Cost $118,183)
MONEY MARKET FUNDS — 7.4%
1,966,557	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.18% (e)	1,966,557
	(Cost $1,966,557)
	Total Investments — 107.6%	28,552,618
	(Cost $28,028,830)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Put Options Purchased — 0.0%
4	U.S. Treasury Long Bond Futures Put	$489,375	$114.00	02/23/24	125
	(Cost $917)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (6.4)%
	Federal National Mortgage Association
$(45,000)	Pool TBA	3.00%	03/15/54	(39,433)
(700,000)	Pool TBA	3.50%	03/15/54	(637,489)
(672,000)	Pool TBA	4.50%	03/15/54	(649,976)
(275,000)	Pool TBA	5.00%	03/15/54	(271,430)
(108,000)	Pool TBA	5.50%	03/15/54	(108,312)
	Total Investments Sold Short — (6.4)%			(1,706,640)
	(Proceeds $1,693,924)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.5)%
	Call Options Written — (0.4)%
(3)	U.S. 5-Year Treasury Futures Call	$(325,172)	$108.50	02/23/24	$(1,453)
(3)	U.S. 10-Year Treasury Futures Call	(338,906)	114.00	05/24/24	(3,703)
(9)	U.S. Treasury Long Bond Futures Call	(1,101,094)	116.00	02/23/24	(57,656)
(5)	U.S. Treasury Long Bond Futures Call	(611,719)	118.00	02/23/24	(22,735)
(8)	U.S. Treasury Long Bond Futures Call	(978,750)	124.00	05/24/24	(20,625)
	Total Call Options Written				(106,172)
	(Premiums received $54,052)
	Put Options Written — (0.1)%
(9)	U.S. 5-Year Treasury Futures Put	(979,523)	106.50	05/24/24	(2,812)
(11)	U.S. Treasury Long Bond Futures Put	(1,345,781)	110.00	02/23/24	(0)
(8)	U.S. Treasury Long Bond Futures Put	(978,750)	116.00	02/23/24	(625)
(6)	U.S. Treasury Long Bond Futures Put	(734,063)	112.00	05/24/24	(2,906)
(10)	Ultra 10-Year U.S. Treasury Futures Put	(1,168,750)	110.00	02/23/24	(0)
(6)	Ultra U.S. Treasury Long Bond Futures Put	(775,313)	114.00	02/23/24	(188)
(6)	Ultra U.S. Treasury Long Bond Futures Put	(775,313)	128.00	02/23/24	(8,250)
	Total Put Options Written				(14,781)
	(Premiums received $96,002)
	Total Written Options				(120,953)
	(Premiums received $150,054)
	Net Other Assets and Liabilities — (0.7)%				(197,942)
	Net Assets — 100.0%				$26,527,208
Futures Contracts at January 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	Long	20	Mar-2024	$4,113,125	$18,545
U.S. 5-Year Treasury Notes	Long	4	Mar-2024	433,563	(963)
U.S. Treasury Long Bond Futures	Long	15	Mar-2024	1,835,156	30,835
Ultra U.S. Treasury Bond Futures	Long	6	Mar-2024	775,313	10,640
U.S. 10-Year Treasury Notes	Short	6	Mar-2024	(673,969)	(16,398)
Ultra 10-Year U.S. Treasury Notes	Short	9	Mar-2024	(1,051,875)	(16,242)
				$5,431,313	$26,417

(a)	Floating or variable rate security.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $486,825 or 1.8% of net assets.

(e)	Rate shown reflects yield as of January 31, 2024.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$22,915,135	$—	$22,915,135	$—
U.S. Government Bonds and Notes	3,545,268	—	3,545,268	—
Exchange-Traded Funds*	125,658	125,658	—	—
Money Market Funds	1,966,557	1,966,557	—	—
Total Investments	28,552,618	2,092,215	26,460,403	—
Purchased Options	125	125	—	—
Futures Contracts	60,020	60,020	—	—
Total	$28,612,763	$2,152,360	$26,460,403	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,706,640)	$—	$(1,706,640)	$—
Written Options	(120,953)	(120,953)	—	—
Futures Contracts	(33,603)	(33,603)	—	—
Total	$(1,861,196)	$(154,556)	$(1,706,640)	$—

*	See Portfolio of Investments for industry breakout.